DEFERRED REVENUES AND COSTS - Schedule of Deferred Revenue, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Revenue From Contract With Customer [Abstract]
Customer contract liabilities	$ 972,767	$ 937,708		$ 912,626
Amounts due from customers for unfulfilled performance obligations on cancellable pre-need contracts	(29,212)	(23,422)
Customer contract liabilities, net	$ 943,555	$ 914,286	$ 903,068	$ 912,626